Leases - Schedule of Undiscounted Future Minimum Lease Payment (Details)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2027	$ 8,644,097	$ 1,102,282
2028	8,429,282	1,074,889
2029	7,977,156	1,017,235
2030	6,138,628	782,789
2031 or after	20,095,992	2,562,611
Total lease payments	51,285,155	6,539,806
Less: imputed interest	(11,348,941)	(1,447,200)
Total operating lease liabilities	$ 39,936,214	$ 5,092,606	$ 41,682,405